Retirement-Related Benefits - Net Periodic Cost (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans			$ 1,843	$ 1,568	$ 722
Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans			198	242	211
U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Interest cost			$ 1,719	$ 1,913	$ 2,048
Interest cost - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets			$ (2,701)	$ (3,014)	$ (3,689)
Expected return on plan assets - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)			$ 16	$ 16	$ 10
Amortization of prior service costs/(credits) - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses			$ 1,525	$ 1,337	$ 1,314
Recognized actuarial losses - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans			$ 559	$ 253	$ (317)
U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			13	14	17
Interest cost			$ 132	$ 154	$ 165
Interest cost - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets			$ 0	$ 0	$ 0
Expected return on plan assets - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)			$ (7)	$ (7)	$ (7)
Amortization of prior service costs/(credits) - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses			$ 10	$ 20	$ 20
Recognized actuarial losses - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans			$ 147	$ 180	$ 195
Non-U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			413	410	420
Interest cost			$ 830	$ 837	$ 1,035
Interest cost - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets			$ (1,342)	$ (1,325)	$ (1,867)
Expected return on plan assets - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of transition assets			$ 0	$ 0	$ 0
Amortization of transition assets - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)			$ (83)	$ (97)	$ (106)
Amortization of prior service costs/(credits) - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses			$ 1,401	$ 1,507	$ 1,408
Recognized actuarial losses - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Curtailments and settlements			$ 11	$ 19	$ 22
Curtailments and settlements - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Multi-employer plans			$ 38	$ 40	$ 43
Other costs			16	(76)	84
Total net periodic pension / nonpension (income)/cost of defined benefit plans			1,284	1,315	1,039
Non-U.S. | Pension Plans | Litigation in United Kingdom regarding defined benefit plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Other costs		$ 162		(91)
Non-U.S. | Pension Plans | Litigation in Spain regarding defined benefit and defined contribution plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Other costs	$ 56		0	0	56
Non-U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			5	6	5
Interest cost			$ 45	$ 57	$ 51
Interest cost - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets			$ (6)	$ (7)	$ (6)
Expected return on plan assets - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of transition assets			$ 0	$ 0	$ 0
Amortization of transition assets - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)			$ 0	$ 0	$ (5)
Amortization of prior service costs/(credits) - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses			$ 6	$ 7	$ 9
Recognized actuarial losses - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Curtailments and settlements			$ 0	$ 0	$ (38)
Curtailments and settlements - income statement location			ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans			$ 51	$ 62	$ 16